QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2017

ITEM 1. SCHEDULE OF INVESTMENTS
STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

	Shares	Fair Value

CORPORATE BONDS - 16.65%

BRAZIL - 5.84%
Banco Votorantim 1/12/2010, 7.375% 1/21/2020	200,000	$214,500
Petrobras Global Finance 5/23/2013, 4.375% 5/20/2023	300,000	283,650
Petrobras Global Finance 1/09/2017 6.125% 1/17/2022	200,000	206,800

		704,950

EL SALVADOR - 1.72%
Agricola Senior Trust 6/11/2015 6.75% 6/18/2020	200,000	207,170

GUATEMALA - 1.72%
Agromercantil Senior Tr 4/10/2014 6.250% Ser REGS 4/10/2019	200,000	207,848

MEXICO - 3.44%
Credito Real SAB DE CV 7/20/2016 7.250% 7/20/2023	250,000	263,125
Petroleos Mexicanos 7/25/2013 3.500% 7/18/2018	150,000	151,875

		415,000

PANAMA - 1.70%
Global Bank Corp. 3/17/2017, 4.500% 10/20/2021	200,000	205,200

UNITED STATES - 2.23%
DPL Inc. 10/15/2012 7.250% 10/15/2021	250,000	268,750

TOTAL CORPORATE BONDS - 16.65%		2,008,918

COMMON STOCK - 29.76%

GREAT BRITAIN - 0.04%
Barclays PLC ADR	431	4,564

MEXICO - 21.10%
Cemex SAB de CV ADR**	270,400	2,547,168

SPAIN - 5.72%
Banco Santander SA ADR**	103,227	690,589

UNITED STATES - 2.90%
Aetna Inc.	1,200	182,196
Cigna Corp.	1,000	167,390

		349,586

TOTAL COMMON STOCKS - 29.76%		3,591,907

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

	Shares	Fair Value

EXCHANGE TRADED FUNDS - 2.84%
Ipath S&P 500 VIX	20,000	$255,200
ProShares Ultra VIX Short-Term Futures	9,000	87,660

TOTAL EXCHANGE TRADES FUNDS - 2.84%		342,860

SHORT TERM INVESTMENTS - 63.19%
Morgan Stanley Institutional Liquidity Fund 0.0032%*	1,185,688	1,185,688
UMB Money Market Fund - 0.01%*	6,440,825	6,440,825

TOTAL SHORT TERM INVESTMENTS - 63.19%		7,626,513

TOTAL INVESTMENTS - 112.44%		13,570,198
Liabilities, net of other assets - (12.44)%		(1,501,008)

NET ASSETS - 100.00%		$12,069,190

OPTIONS WRITTEN AND SECURITIES SOLD SHORT - (2.09)%

CALL OPTIONS WRITTEN - (0.31)%
VXX 08/04/2017 C14.5	100	$(7,000)
CX 07/21/2017 C9	500	(25,000)
UVXY 07/21/2017 C13	90	(5,400)

TOTAL CALL OPTION WRITTEN		(37,400)

PUT OPTIONS WRITTEN - (0.15)%
C 07/21/2017 P55	60	(120)
F 07/21/2017 P11	250	(3,500)
JPM 07/21/2017 P80	40	(240)
THC 07/21/2017 P17.5	115	(3,450)
UVXY 07/21/2017 P8.5	200	(10,400)
WFC 07/21/2017 P47.5	65	(130)

TOTAL PUT OPTIONS WRITTEN		(17,840)

TOTAL OPTIONS WRITTEN - (0.46)%		(55,240)

EXCHANGE TRADED FUNDS - (1.63)%
Technology Select Sector SPDR	3,600	(196,992)

TOTAL OPTIONS WRITTEN AND SECURITIES SOLD SHORT - (2.09)%		$(252,232)

* Effective 7 day yield as of June 30, 2017.

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

Security Valuation
In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Corporate Bonds	$–	$2,008,918	$–	$2,008,918
Common Stock	3,591,907	–	–	3,591,907
Exchange Traded Funds	342,860	–	–	342,860
Short Term Investments	7,626,513	–	–	7,626,513

Total Investments	$11,561,280	$2,008,918	$–	$13,570,198

Call Options Written	$(37,400)	$–	$–	$(37,400)
Put Options Written	(17,840)	–	–	(17,840)
Exchange Traded Funds Sold Short	(196,992)	–	–	(196,992)

Total Options Written and Securities Sold Short	$(252,232)	$–	$–	(252,232)

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At June 30, 2017, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $12,541,337 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,626,271
Gross unrealized depreciation	(849,642)

Net unrealized appreciation	$776,629

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1    Certification of Principal Executive Officer

99.2    Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	August 28, 2017

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 28, 2017